10. Deferred taxes	12 Months Ended
Dec. 31, 2017
Deferred Taxes
Deferred taxes

Deferred income tax and social contribution are recognized on: (1) accumulated income tax losses carried forward and social contribution negative basis, and (2) temporary differences arising from differences between the tax bases of assets and liabilities and their carrying values in the financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted or substantially enacted up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only in the event of a profitable track record and/or when the annual forecast prepared by the Company, examined by the Fiscal Council and Statutory Audit Committee and approved by other management bodies, indicates the likelihood of the future realization of those tax balances.

The balances of deferred income tax and social contribution assets and liabilities are shown in the balance sheet at their net amounts, when there is both a legal right and an intention to offset them at the time when current taxes are ascertained, usually in relation to the same legal entity and the same taxation authority. Thus, deferred tax assets and liabilities belonging to different entities are in general shown separately, rather than at their net amounts.

As at December 31, 2017 and 2016, the prevailing tax rates were 25% for income tax and 9% for social contribution. The tax incentives shown in Note 32 are also being considered as part of deferred taxes.

The amounts recorded are as follow:

	2017	2016
Losses carried forward – income tax	117,411	204,940
Losses carried forward - Social contribution	55,879	87,389
Temporary differences:
Provision for legal and administrative proceedings	196,589	114,742
Losses on doubtful accounts	164,707	120,096
Adjustment to net present value – 3G license	11,066	13,008
Deferred tax on IFRS adjustments
Acquisition of stocks from minority shareholders	53,569	53,569
Other	6,270	8,200
Leases of LT Amazonas Infrastructure	19,003	16,144
Profit sharing	40,902	26,470
Taxes with suspended enforceability	12,872	12,872
Amortized goodwill – TIM Fiber	(370,494)	(328,152)
Derivative financial instruments	(16,432)	(46,053)
Capitalized interests on 4G authorization	(258,175)	(173,408)
Deemed cost – TIM S.A.	(94,912)	(108,358)
Other	65,686	31,114
	3,941	32,573

Unrecognized deferred income tax and social contribution	(102,860)	(99,241)
	(98,919)	(66,668)

Deferred tax assets	-	41,690
Deferred tax liabilities	(98,919)	(108,358)

TIM Celular

The subsidiary TIM Celular has set up deferred income tax and social contribution assets on its total carried forward income tax, social contribution and temporary differences, based on the historical profitability and projected future taxable earnings.

Based on these projections, the subsidiary expects to recover the deferred tax assets as follows:

Deferred income tax and social contribution
2018	116,022
2019	-
Losses carried forward	116,022

Temporary differences	(190,758)

Total	(74,736)

The estimates regarding the recovery of tax assets were calculated taking into account the financial and business assumptions available at 2017 year end.

The subsidiary TIM Celular used credits related to carried forward income tax and social contribution in the amount of R$132,389 in the year ended December 31, 2017 (R$127,216 as at December 31, 2016).

Unrecognized deferred tax assets

Considering that TIM Participações S.A. does not carry out activities that may generate a taxable profit, deferred tax credits arising from income tax and social contribution tax losses and temporary differences, totaling R$102,860 as at December 31, 2017 (R$99,241 as at December 31, 2016), were not recognized.

In relation to the subsidiary TIM S.A, considering that the entity has provided constant history of taxable income and estimates sufficient future taxable income to offset the tax losses and negative base, the available tax credits totaling R$1,032,588 as at December 31, 2017 (R$1,126,463 as at December 31, 2016), of which R$961,183 refers to tax losses and negative base of social contribution and R$71,405 to temporary differences, were not recognized.

However, a deferred tax asset of R$70,729 was recognized in the year 2017, comprised by carry forward losses and temporary differences in the amount of R$10,364 and R$60,364, respectively, which are recorded net of deferred liabilities in the amount of R$94,912 related to the deemed cost on Property, Plant and Equipment accounted for in prior years.